Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 227,040,251	$ 31,977,951	¥ 246,270,442
Inventories	886,895	124,917	1,163,776
Prepayments and other current assets, net	6,193,544	872,342	75,506,166
Accounts receivable	9,380	1,321	4,000
Current assets belong to discontinued operations			6,609,704
Total current assets	244,880,070	34,490,637	329,554,088
Non-current assets:
Property and equipment, net	151,549,586	21,345,313	160,109,109
Land use rights, net	34,873,935	4,911,891	35,820,632
Intangible assets, net	196,476	27,673	218,957
Goodwill, net			70,369,837
Deferred tax assets, net			2,903,456
Right-of-use assets	2,471,003	348,033	7,580,536
Non-current assets belong to discontinued operations			2,369,839
Total non-current assets	189,091,000	26,632,910	279,372,366
Total assets	433,971,070	61,123,547	608,926,454
Current liabilities:
Short-term borrowings	74,000,000	10,422,682	61,000,000
Accounts payable	1,504,098	211,848	2,529,058
Deferred revenue, current	6,513,072	917,347	9,699,915
Salary and welfare payable	2,454,440	345,701	3,208,877
Taxes payable	831,509	117,116	785,468
Income tax payable	219,832	30,963	57,831
Accrued liabilities and other current liabilities	5,947,842	837,736	14,775,248
Long-term loans and borrowings, current	1,250,000	176,059	2,500,000
Operating lease liabilities, current	2,471,003	348,033	3,866,910
Amounts due to Affected Entity, current			23,584,906
Current liabilities belong to discontinued operations			11,762,881
Total current liabilities	103,191,796	14,534,261	134,094,494
Non-current liabilities:
Amounts due to Affected Entity, non-current	173,680,363	24,462,367	216,176,563
Long-term loans and borrowings, non-current			1,250,000
Operating lease liabilities, non-current			3,558,380
Non-current liabilities belong to discontinued operations			356,250
Total non-current liabilities	173,680,363	24,462,367	221,341,193
Total liabilities	276,872,159	38,996,628	355,435,687
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 shares authorized, 66,667,000 and 116,667,000 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	81,092	11,422	45,198
Additional paid-in capital	333,552,470	46,979,883	305,460,907
Statutory reserves	60,610,543	8,536,816	60,201,702
Accumulated other comprehensive income	8,485,041	1,195,093	5,514,488
Accumulated deficit	(245,319,648)	(34,552,550)	(118,280,159)
Total Lixiang Education Holding Co., Ltd. shareholders’ equity	157,409,498	22,170,664	252,942,136
Non-controlling interests	(310,587)	(43,745)	548,631
Total shareholders’ equity	157,098,911	22,126,919	253,490,767
Total liabilities and shareholders’ equity	433,971,070	61,123,547	608,926,454
Related Party
Current assets:
Amounts due from a related party	10,750,000	1,514,106
Current liabilities:
Amounts due to a related party	¥ 8,000,000	$ 1,126,776	¥ 323,400